Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Adirondack Funds
Entity Central Index Key	0001311981
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Adirondack Small Cap Fund
Shareholder Report [Line Items]
Fund Name	THE ADIRONDACK SMALL CAP FUND
Class Name	Adirondack Small Cap Fund
Trading Symbol	ADKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Adirondack Small Cap Fund – ADKSX (the “Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.adirondackfunds.com/fund-performance/ or contact the Fund at 1-888-686-2729.

Additional Information Phone Number	1-888-686-2729
Additional Information Website	www.adirondackfunds.com/fund-performance/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

The Adirondack Small Cap Fund	$80.00	1.48%

*Annualized

Expenses Paid, Amount	$ 80.00
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

In response to shifting market conditions, the Fund trimmed several outperforming positions to raise cash reserves. This strategic move aimed to prepare the portfolio for anticipated volatility following a period marked by investor complacency. The Fund also proactively upgraded its holdings, positioning itself for potentially more challenging market environments.

U.S. equity market performance has continued to be driven primarily by Technology stocks, in addition to select industrial companies benefiting from the ongoing expansion in artificial intelligence. This concentration of returns has resulted in defensive sectors—such as Staples, Healthcare, and Real Estate—being less favored by investors. The Fund’s contrarian investment approach suggests that these out-of-favor sectors may present interesting investment opportunities in the future.

Starting in July, short- and intermediate-term Treasury rates declined, influenced by market expectations of forthcoming rate cuts. Meanwhile, longer-term rates remained elevated for much of the summer before eventually trending downward. Notably, this reduction in rates did not result in widening credit spreads—a typical indicator of market anxiety. Instead, high-yield credit spreads stayed relatively narrow, implying that investors were not excessively concerned about credit risk. This stands in contrast to the equities of many highly leveraged small cap companies, which continue to reflect a more pessimistic outlook. Current credit market conditions recall the words of Citicorp CEO Chuck Prince shortly before the 2007 financial crisis: “As long as the music is playing, you have to get up and dance.” High-yield credit spreads have tightened further as declining money market rates prompt investors to take on greater risk. The Fund, however, prefers a more cautious approach at this time.

Looking ahead, the Fund anticipates increased market volatility that could test the resolve of short-term investors. Patience remains a key competitive advantage, and the Fund is well-positioned to identify new opportunities as the market becomes more selective. With ample capacity, the Adirondack Small Cap Fund seeks to attract like-minded, contrarian investors to join its pursuit of long-term capital appreciation.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING SEPTEMBER 30, 2025

	1 Year	5 Years	10 Years
Adirondack Small Cap Fund	16.73%	20.83%	9.51%
Standard & Poor’s 500 Index *	17.60%	16.47%	15.30%
iShares Russell 2000 Value ETF	7.70%	14.33%	9.05%
Morningstar US Small Cap Broad Value Extended Index	7.08%	15.97%	9.45%

* The Fund’s broad-based securities market index (benchmark index) is the Standard & Poor’s 500 Index (S&P 500). The S&P 500 is a market value-weighted index of 500 stocks seen as indicators of U.S. equities. You cannot invest directly in an index.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-686-2729.

Net Assets	$ 46,638,925
Holdings Count | Holdings	56
Advisory Fees Paid, Amount	$ 218,640
Investment Company, Portfolio Turnover	23.66%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$46,638,925	56	23.66%	$218,640

Holdings [Text Block]
Largest Holdings [Text Block]

Ttop ten holdings (% OF Net ASsets)

1.	Federated Hermes Treasury Obligations Fund - Institutional Shares	8.10%
2.	Healthcare Services Group, Inc.	3.36%
3.	AES Corp.	3.22%
4.	LSI Industries, Inc.	3.01%
5.	Lincoln National Corp.	2.94%
6.	Perrigo Co. PLC	2.92%
7.	EZCORP, Inc. Class A	2.90%
8.	TTM Technologies, Inc.	2.87%
9.	Healthcare Realty Trust, Inc.	2.75%
10.	Antero Resources Corp.	2.73%
	Total % of Net Assets	34.80%